Share Capital - Summary of Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year shares	May 22, 2018 shares
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares)	14,926,840
Share capital issued ending (shares)	17,399,749
Weighted average remaining contractual life of outstanding share options | year	4.99
Warrants exercisable into common shares	1,730,894	9.5
Warrants
Disclosure of classes of share capital [line items]
Exercise Price | $	$ 9.03
Share capital issued, beginning (shares)	16,445,000
Issued (shares)	(1,500)
Share capital issued ending (shares)	16,443,500
Weighted average remaining contractual life of outstanding share options	3.42